EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Effects in retained earnings (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Effect realizations of OCI		$ (3,804)
Total effect in retained earnings		43,520
Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Effect realizations of OCI		(3,334)
Total effect in retained earnings		15,848
Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Effect realizations of OCI		(470)
Total effect in retained earnings		27,672
Mineros S.A.
Disclosure of subsidiaries [line items]
Gross monetary effects in retained earnings	$ (42,782)	47,324
Other comprehensive reclassification on sale	$ 90,106
Mineros S.A. | Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Gross monetary effects in retained earnings		19,182
Mineros S.A. | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Gross monetary effects in retained earnings		$ 28,142